UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact name of registrant as specified in charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 31401

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2006 - June 30, 2007

PROXY VOTING RECORDS

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
3M	MMM	88579Y-10-1	8-May-07	Director nominees	Issuer	Yes	For all	For
				Ratification of PriceWaterhouseCoopers as accounting firm	Issuer	Yes	For	For
				Amend Cert of Incorp to eliminate supermajority vote requirements	Issuer	Yes	For	For
				Amend Cert of Incorp to eliminate fair price provision	Issuer	Yes	For	For
				Approval of executive annual incentive plan	Issuer	Yes	For	For
				Approval of material terms of performance criteria	Issuer	Yes	For	For
				Exec compensation based on performance of peer companies	Shareholder	Yes	Against	For

Avery	AVY	053611-10-9	26-Apr-07	Director nominees	Issuer	Yes	For all	For
Dennison				Ratification of PriceWaterhouseCoopers as auditors	Issuer	Yes	For	For

Bank of	BAC	060505-10-4	25-Apr-07	Director nominees	Issuer	Yes	For all	For
America				Ratification of independent accounting firm	Issuer	Yes	For	For
				No future stock options, no reprice/renewal of current options	Shareholder	Yes	For	Against
				Reduce the number of directors	Shareholder	Yes	For	Against
				Independent board chairman	Shareholder	Yes	For	Against

Chevron	CVX	166764-10-0	25-Apr-07	Director nominees	Issuer	Yes	For all	For
				Ratification of independent accounting firm	Issuer	Yes	For	For
				Amend Cert of Incorp to repeal supermajority vote provisions	Issuer	Yes	For	For
				Adopt policy & report on human rights	Shareholder	Yes	Against	For
				Adopt policy & report on greenhouse gas emissions	Shareholder	Yes	Against	For
				Adopt policy & report on animal welfare	Shareholder	Yes	Against	For
				Amend by-laws to separate CEO/Chairman positions	Shareholder	Yes	For	Against
				Amend by-laws regarding stockholder rights plan policy	Shareholder	Yes	Against	For
				Report on host country environmental laws	Shareholder	Yes	Against	For

Citigroup	C	172967-10-1	17-Apr-07	Director nominees	Issuer	Yes	For all	For
				Ratify KPMG as independent accounting firm	Issuer	Yes	For	For
				Report on prior government service of certain individuals	Shareholder	Yes	Against	For
				Report on political contributions	Shareholder	Yes	Against	For
				Report on charitable contributions	Shareholder	Yes	Against	For
				Advisory resolution to ratify executive compensation	Shareholder	Yes	For	Against
				CEO compensation limited to 100X avg pay/worldwide employees	Shareholder	Yes	Against	For
				Chairman of Board - no mgmt duties, responsibilities	Shareholder	Yes	For	Against
				Stock options subject to 5-year sales restriction	Shareholder	Yes	For	Against
				Cumulative voting	Shareholder	Yes	Against	For
				Stockholders can call special shareholder meetings	Shareholder	Yes	For	Against

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
Dow	DOW	260543-10-3	10-May-07	Director nominees	Issuer	Yes	For all	For
Chemical Co				Ratification of appointment of independent accounting firm	Issuer	Yes	For	For
				Amendment of restated certificate of incorporation	Issuer	Yes	For	For
				Proposal on Bhopal	Shareholder	Yes	Against	For
				Proposal on genetically engineered seed	Shareholder	Yes	Against	For
				Proposal on environmental remediation in midland area	Shareholder	Yes	Against	For
				Proposal on chemicals with links to respiratory problems	Shareholder	Yes	Against	For

Du Pont	DD	263534-10-9	25-Apr-07	Director nominees	Issuer	Yes	For all	For
				Ratification of independent accounting firm	Issuer	Yes	For	For
				Equity and Incentive Plan	Issuer	Yes	For	For
				Genetically modified food	Stockholder	Yes	Against	For
				Plant Closure	Stockholder	Yes	Against	For
				Report on FPOA	Stockholder	Yes	Against	For
				Costs	Stockholder	Yes	Against	For
				Global Warming	Stockholder	Yes	Against	For
				Chemical Facility Security	Stockholder	Yes	Against	For

General	GE	369604-10-3	25-Apr-07	Director nominees	Issuer	Yes	For all	For
Electric				Ratification of KPMG	Issuer	Yes	For	For
				Adoption of majority voting for directors	Issuer	Yes	For	For
				Approval of 2007 long-term incentive plan	Issuer	Yes	For	For
				Approval of material terms of sr. officer performance goals	Issuer	Yes	For	For
				Cumulative voting	Shareholder	Yes	Against	For
				Curb over-extended directors	Shareholder	Yes	For	Against
				One director from ranks of retirees	Shareholder	Yes	For	Against
				Independent board chairman	Shareholder	Yes	For	Against
				Eliminate dividend equivalents	Shareholder	Yes	For	Against
				Report on charitable contributions	Shareholder	Yes	Against	For
				Global warming report	Shareholder	Yes	Against	For
				Ethical criteria for military contracts	Shareholder	Yes	Against	For
				Report on pay differential	Shareholder	Yes	Against	For

Honeywell	HON	438516-10-6	23-Apr-07	Director nominees	Issuer	Yes	For all	For
Intl				Approval of independent accountants	Issuer	Yes	For	For
				2007 Honeywell Global Employee Stock Plan	Issuer	Yes	For	For
				Recoup unearned management bonuses	Shareholder	Yes	For	Against
				Performance based stock options	Shareholder	Yes	For	Against
				Special shareholder meetings	Shareholder	Yes	For	Against
				Six Sigma	Shareholder	Yes	For	Against

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
Idearc Inc.	IAR	451663-10-8	19-Apr-07	Director nominees	Issuer	Yes	For all	For
				Ratification of Ernst & Young as accounting firm	Issuer	Yes	For	For

Johnson &	JNJ	478160-10-4	26-Apr-07	Director nominees	Issuer	Yes	For all	For
Johnson				Ratification of PriceWaterhouseCoopers as accounting firm	Issuer	Yes	For	For
				Majority voting requirements for director nominees	Shareholder	Yes	For	Against
				Proposal on supplemental retirement plan	Shareholder	Yes	For	Against

Mercantile		587405-10-1	27-Feb-07	To approve merger with/into PNC Financial Services Group	Issuer	Yes	For	For
Bankshares				To approve adjournment of special meeting, if necessary, to	Issuer	Yes	For	For
solicit addtl proxies in event there are not sufficient votes at time of special meeting to approve proposal to approve merger

Pfizer Inc.	PFE	717081-10-3	26-Apr-07	Director nominees	Issuer	Yes	For all	For
				Ratify KPMG as independent accounting firm	Issuer	Yes	For	For
				Proposal relating to cumulative voting	Shareholder	Yes	Against	For
				Proposal requesting report on exporting animal experimentation	Shareholder	Yes	Against	For
				Report on amending corporate policy on laboratory animal care	Shareholder	Yes	Against	For
				Proposal relating to qualifications for director nominees	Shareholder	Yes	Against	For

UGI Corp.	UGI	902681-10-5	27-Feb-07	Director nominees	Issuer	Yes	For all	For
				Approval of amended/restated UGI Corp 2004 Omnibus	Issuer	Yes	Against	Against
Equity Compensation Plan
				Ratification of PriceWaterhouseCoopers as accountants	Issuer	Yes	For	For

United	UBSI	909907-10-7	21-May-07	Director nominees	Issuer	Yes	For all	For
Bankshares				Ratification of Ernst & Young as company auditors	Issuer	Yes	For	For
				To transact other business that properly comes before meeting	Issuer	Yes	For	For

Verizon	VZ	92343V-10-4	3-May-07	Director nominees	Issuer	Yes	For all	For
Communications				Ratify appointment of independent accounting firm	Issuer	Yes	For	For
				Eliminate stock options	Shareholder	Yes	For	Against
				Shareholder approval of future severance agreements	Shareholder	Yes	For	Against
				Compensation Consultant Disclosure	Shareholder	Yes	For	Against
				Advisory vote on executive compensation	Shareholder	Yes	For	Against
				Limit service on outside boards	Shareholder	Yes	For	Against
				Shareholder approval of future poison pill	Shareholder	Yes	For	Against
				Report on charitable contributions	Shareholder	Yes	Against	For

Security	Symbol	CUSIP Number	Meeting date	Issue voted on	Proposed by	Fund voted (Y/N)?	Vote	Vote for/against mgmt?
Vornado	VNO	929042-10-9	17-May-07	Director nominees	Issuer	Yes	For all	For
Realty Trust				Ratification of independent accounting firm	Issuer	Yes	For	For
				Proposal on majority voting for trustees	Shareholder	Yes	For	Against

Waste	WMI	94106L-10-9	4-May-07	Director nominees	Issuer	Yes	For all	For
Management				Proposal to ratify Ernst & Young as accounting firm	Issuer	Yes	For	For

Whitney	WTNY	966612-10-3	25-Apr-07	Director nominees	Issuer	Yes	For all	For
Holding Corp.				Approve company's 2007 long-term compensation plan	Issuer	Yes	For	For
				Approve company's executive incentive compensation plan	Issuer	Yes	For	For
				Ratify PriceWaterhouseCoopers as company's accounting firm	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 27, 2007